Company Operations	12 Months Ended
Dec. 31, 2018
Company Operations
Company Operations

1.     Company Operations

On April 25, 2019, Suzano Papel e Celulose S.A. was renamed Suzano S.A.

Suzano S.A. (Formerly Suzano Papel e Celulose S.A.), (hereinafter referred to as the “Suzano”) and together with its subsidiaries hereinafter referred to as “the Company”, is a publicly-held corporation with registered office in the city of Salvador, state of Bahia, Brazil.

Suzano owns shares traded in B3 S.A. - Brazil, Bolsa, Balcão, Novo Mercado segment under the acronym (SUZB3).

On December 10, 2018, Suzano began trading its American Depositary Receipts ("ADRs"), Level II, pursuant to a program approved by the Brazilian Securities and Exchange Commission (“CVM”).

The Bank of New York Mellon is the depositary institution in the United States of America, responsible for issuing the respective depositary shares, at the rate of 1 (one) American Depositary Share ("ADSs") for each 2 (two) common share and shall operate as a transfer agent.

Suzano ADRs are traded on the New York Stock Exchange (“NYSE”) under the symbol SUZ, CUSIP 86959K105 and ISIN BRSUZBACNOR0 (DR ISIN: US86959K1051).

The Company has 7 (seven) industrial units in the following States of Brazil: 1 (one) in Bahia, 1 (one) in Maranhão, 1 (one) in Ceará, 1 (one) in Pará and 3 (three) in São Paulo.

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and jumbo rolls of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in the foreign market directly by Suzano, as well as through its subsidiaries in Argentina, the United States and Switzerland and its sales offices in China and England.

The Company's corporate purpose also includes the commercial operation of eucalyptus forest for its own use and for sale to third parties, the operation of port terminals, and the holding of interest, as partner or shareholder, in any other company or project, and the generation and sale of electricity.

1.1.  Major events in 2018

a)   Operational events

i)     Export prepayment financial transaction

On December 4, 2018, the Company contracted, through its wholly-owned subsidiary Suzano Pulp and Paper Europe SA ("Suzano Europa"), an export prepayment line, structured in a syndicated form, in the amount of US$ 2,3 billion (equivalent to R$ 8,8 billion) and with a total term of 5 and 4 years grace period and London Interbank Offered Rate ("LIBOR") + 1.15%. Suzano was the guarantor of the transaction. The new operation does not have financial covenants.

ii)     Senior Notes Offer (“Notes 2047”)

On November 6, 2018, the Company reopened the issuance of "Senior Notes 2047" and issued on the foreign market, in the amount of US$ 500 million (equivalent to R$ 1,9 billion), with maturing in 29 years and were issued with coupon (interest) of 6.9% per year, which will be paid semi-annually.

iii)     Senior Notes Offer (“Notes 2029”)

On September 17, 2018, the Company issued in the foreign market, through its wholly-owned subsidiary Suzano Austria GmbH (“Suzano Austria”), Senior Notes in the amount of US$ 1 billion (equivalent to R$ 4.7 billion). The Notes mature in 11 years and were issued with a coupon (interest) of 6% per annum, which will be paid semi-annually.

iv)     Resources obtained

On August 27, 2018, the Company capitalized funds of the Export Credit Note ("NCE") and the Rural Productive Credit ("CPR") in the amount of R$ 511,000 and R$ 275,000, respectively, maturing in August 2026 and interest rate of 1.03% per annum plus Interbank Deposit Certificate ("CDI"), payable semi-annually.

The net proceeds of NCE will be fully used to finance the Company's exports and in the case of CPR to finance costing activities. For any amount that is the object of this fund-raising, the Company contracted the corresponding hedge to the exchange rate with a cost of 5.60% of the dollar pre-fixed per year plus exchange variation.

On July 31, 2018, the Company obtained funds in the form of an Export Credit Note in the amount of R$ 770,600, maturing in July 2026 with an interest rate of 0.99% per annum plus CDI, which will be paid semi-annually.

The net proceeds will be fully used to finance the Company's exports. For all of the volume object of this fund-raising, the Company contracted the respective hedge to the exchange rate with a cost of 5.71% of the dollar pre-fixed per year plus exchange variation.

v)     Auction of the Port of Itaqui in Maranhão - (MA)

On July 27, 2018, the Company participated in the public auction, promoted by National Agency for Waterway Transportation (“ANTAQ”), a regulatory agency, to lease public areas and infrastructure for handling and storage of general paper and pulp. The Company presented the winning proposal for the initial concession of the 53,545 square meters area in the Port of Itaqui (MA) for the period of 25 years.

The new terminal project, estimated by ANTAQ at R$ 215 million, represents another step in the investment cycle carried out by the Company.

vi)     Debentures - 6th issue

On June 29, 2018, the Suzano issued R$ 4,681,100 in 6th issue, single series, non-convertible debentures maturing in June 2026 with interest rate of 112.50% of CDI.

For this debenture issue, the Company contracted the respective hedge at the exchange rate of 5.74% of the dollar pre-fixed per annum.

vii)     Acquisition of land and forests in the State of São Paulo

On February 5, 2018, Suzano entered into an Agreement for the Purchase of Forestry Assets, Purchase of Rural Properties, Purchase Option and Other Covenants, with Conditions Precedent, with Duratex S.A. (“Duratex”), through itself and its affiliates.

On April 4, 2018, the Administrative Council of Economic Defense ("CADE") approved this transaction without restrictions. On August 31, the transaction was completed, and the assets acquired were:

(i) Around 9,500 (nine thousand and five hundred) hectares of rural land and one million and 1,200,000 m³ (two hundred thousand cubic meters) of forests, which reflects the potential of production of existing and already implemented forests in the areas acquired, for R$ 308.100 million; and

(ii) Option to purchase, exercised on July 2, 2018, for the acquisition approximately 20,000 twenty thousand hectares of rural properties in the same region and 5,600,000 m³ (five million and six hundred thousand) cubic meters of forests, which reflects the potential of production of existing and already implanted forests, for the price of R$ 749.3 million.

The amount of R$ 532,450 was paid on the respective closing dates and the remaining balance adjusted by the Extended Consumer Price Index ("IPCA"), with maturities of up to 12 months (Note 24).

viii)  Export prepayment facility

On February 8, 2018, the Company contracted, through its wholly-owned subsidiary Suzano Europa, an export prepayment transaction, structured in a syndicated form, in the amount of US $ 750 million, with a total term of 5 years and a 3-year grace period, and the London Interbank Offered Rate (LIBOR) + 1.35%, with Suzano and Suzano Trading Ltd (“Suzano Trading”), also a Suzano subsidiary, as guarantee the operation.

The proceeds were used for the settlement of the export prepayment financial transaction, as well as for the financing of export operations. The new operation brings the cost reduction in dollars, lengthening the average term of the debt, and eliminating financial covenants. The operation reduces borrowing cost in U.S. dollar, extending the average debt term and eliminates financial covenants.

b)  Corporate events

i)    Operation with Fibria Celulose S.A. ("Fibria")

On March 15, 2018, Suzano Holding S.A., jointly with other controlling shareholders of Suzano (collectively, the “Controlling Shareholders of the Company”), entered into with the controlling Shareholders of Fibria Celulose S.A. (“Fibria” and, jointly with Suzano, the “Companies”), Votorantim S.A. and BNDES Participações S.A. - (“BNDESPAR”) (collectively the “Controlling Shareholders of Fibria”), with Suzano as intervening consenting party, a Commitment to Vote and Assumption of Obligations, whereby the Controlling Shareholders of the Company and the Controlling Shareholders of Fibria agreed to exercise their voting rights to combine the operations and shareholding base of the Suzano and of Fibria, through corporate restructuring.

A corporate restructuring was submitted and approved to the shareholders of the Companies, which will result in the following:

(a)  the ownership, by Suzano, of all the shares issued by Fibria; and

(b)  in the receipt by the shareholders of Fibria, for each common share issued by Fibria, of:

(i)   R$ 52.50 (fifty-two reais and fifty centavos), restated at the variation of the CDI rate from March 15, 2018 until to the effective payment date, adjusted for anticipated dividends 2018, liquidity a single installment on the date of consummation of the transaction; and

(ii)   0.4611 common shares of Suzano, to be delivered on the date of consummation of the operation.

Shareholders of Fibria holding American Depositary Shares (“ADSs”) will be entitled to receive Suzano ADSs, observing the same exchange ratio.

The shares and ADRs issued by Fibria will no longer be traded on B3 S.A. and the NYSE, respectively.

The consummation of the transaction for the fulfillment of some usual precedent conditions for this type of operation, including the approval by certain competition authorities in Brazil and abroad. The authorizations and approvals were obtained as follows:

i.   On June 1, 2018, The Federal Trade Commission, a competitive authority in the United States of America, granted early conclusion of the transaction analysis between Suzano and Fibria without restrictions.

ii.   On July 26, 2018, Suzano's Board of Directors and Fiscal Council approved, among other matters, the conclusion of the Protocol and Justification between Suzano, Fibria Celulose SA and Eucalipto Holding SA, which establishes the terms and conditions of the corporate reorganization that allows the combination of the operations and shareholding bases of Suzano and Fibria.

iii.   On August 8, 2018, the Declaration of Efficiency was issued by the SEC of the United States of America for the registration statement filed by Suzano with the SEC to register their ADRs on the NYSE;

iv.   On August 31, 2018, the State of Administration for Market Regulation (“SAMR”), authority responsible for competition matters in China, approved the operation between Suzano and Fibria without restrictions in China.

v.   On September 6, 2018, the competition authority in Turkey approved the operation between Suzano and Fibria without restrictions.

vi.  On September 13, 2018, at Extraordinary General Meeting (“AGE”), all matters related to the corporate reorganization were approved with a view to combining the operations and shareholder base of the Companies.

vii.  On October 11, 2018, the Company received the notification from Administrative Council for Economic Defense (“CADE”), the Brazilian competition authority, approving without restrictions the transaction involving Suzano and Fibria.

viii.  On November 14, 2018, a decision was issued by the National Water Transportation Agency ("ANTAQ"), which, approved the alteration of the corporate control of Fibria its subsidiaries to the Company.

ix.  On November 29, 2018, the European competition authority, approved the operation between Suzano and Fibria subject to the early termination of the contract for the supply of short-fiber pulp between Fibria and Klabin SA ("Klabin"), within four months after the date of completion of the transaction.

With all previous conditions met, the 45-day deadline for consummation of the transaction was started, when the corporate reorganization was carried out, which includes the following steps:

a)Capital contribution by Suzano in Eucalipto Holding S.A. ("Holding") in an amount equivalent to the cash portion to be used for settlement of the Cash Portion in favor of Fibria Shareholders;

b)Contribution of the Fibria investment by the Shareholders Fibria in the Holding for the amount restated as established in the Shareholders' Agreement, upon the issuance by the Holding of new Common Shares - ON and Redeemable Preferred - PN.

c)Redemption of the PN shares by the Holding to the Shareholders of Fibria through payment of the cash installment; and

d)Merger of the Holding by Suzano, with the issuance and delivery of new common shares - Suzano's ON shares to Fibria's Shareholders, replacing the Holding's ON shares held by them.

The transaction was completed on January 14, 2019 as disclosed in Note 32 i).

ii)    Acquisition of company in Tissue segment (Facepa)

On January 19, 2018, Brazil's antitrust agency CADE approved without restrictions the acquisition of around 92.8% of the total capital of the mill of Facepa – Fábrica de Papel da Amazônia (“Facepa”) by Suzano.

On March 1, 2018, once the above conditions and all the approvals obtained from the relevant governmental authorities were implemented, Suzano acquired 100% of the control of Comércio, Administração e Participações Ltda. ("AGFA"), whose main asset is the 28.8% stake in Facepa, and directly acquired the 64% stake in Facepa's controlling Shareholders, totaling a 92.8% interest in the share capital.

The total consideration of the transaction was R$ 307,876, being paid at the acquisition date amounted to R$ 267,876 and remaining R$ 40,000 is subject to non-realization of compensable losses by sellers and will be paid in two installments of R$ 20,000, in accordance with the agreement, with maturities in March 2023 and March 2028.

With the acquisition, in addition to Facepa’s units in Belém (PA) and Fortaleza (CE) of tissue, the Company already operates its own sanitary paper units in Mucuri (BA) and Imperatriz (MA). (Note 14.1)

iii)Acquisition of company in the energy segment (PCH Mucuri)

On February 19, 2018, after the fulfillment of all the conditions precedent and after approval was obtained from competent Government Authorities, the operation for the acquisition of all the shares issued by Mucuri Energética S.A. (“PCH Mucuri”) was concluded. PCH Mucuri owns a small hydroelectric plant located in the Cities of Carlos Chagas and Pavão in the State of Minas Gerais. The amount paid for the acquisition was R$ 48,028. (Note 14.1).

iv)    Maxcel e Itacel

In the concession process in the Port of Itaqui, the following companies participated: Maxcel Empreendimentos e Participações S.A. ("Maxcel"), a wholly owned subsidiary of Suzano, and the Terminal de Celulose de Itaqui ("Itacel"). Maxcel participated as a conduit in the bidding process, having as obligation the constitution of a lessee as Specific Purpose Company (“SPE”). Itacel as well as a concession lessee is an integral subsidiary of Maxcel and is responsible for the operation and storage of pulp in the leased area. The amount invested for the constitution of these subsidiaries is R$ 46,922.